EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
EQUITY
Schedule of common shares voting and participating

	For the Year ended	For the year ended
	December 31, 2025	December 31, 2024
Shares issued at the start of the period	152,261,189	60,903,898
Shares issued from offering	8,333,334	—
Shares issued - Lac Guéret Property acquisition (Note 18)	—	6,208,210
Shares issued from Private Placements (Note 15)	—	83,432,538
Options exercised (Note 17.2)	167,016	137,500
Settlement of interest on Convertible Notes (Note 14)	—	1,579,043
Shares issued at the end of period	160,761,539	152,261,189

Schedule of share-based payments expense

	For the Year ended	For the year ended
	December 31, 2025	December 31, 2024
Stock option	4,917	4,291
RSU	1	—
PSU	10	—
	4,928	4,291

Schedule of share options

	For the Year ended December 31, 2025		For the year ended December 31, 2024
		Weighted average		Weighted average
	Number of	exercise price	Number of	exercise price
	Stock Options	$	Stock Options	$
Opening balance	7,994,500	4.90	4,908,548	6.79
Granted	2,052,500	2.18	4,317,500	3.07
Exercised	(510,000)	1.98	(137,500)	2.35
Expired	(1,574,000)	4.26	(346,000)	6.64
Forfeited	(272,250)	2.47	(295,000)	3.51
Cancelled	—	—	(453,048)	8.20
Ending balance	7,690,750	4.59	7,994,500	4.90
Options that can be exercised	3,845,750	6.53	3,174,750	7.30

Schedule of share options granted

	For the Year ended	For the year ended
	December 31, 2025	December 31, 2024
Directors	262,500	262,500
Officers	600,000	2,200,000
Employees	1,190,000	1,705,000
Consultants	—	150,000
Total granted share options	2,052,500	4,317,500

Schedule of the weighted average fair value of the share options granted

	2025	2024
Share price at date of grant	$2.18	$3.07
Expected life	5 Years	5 years
Risk-free interest rate	2.60%	3.51%
Expected volatility	80.14%	80.79%
Expected dividend	nil	nil
Fair value per option	$1.42	$2.04

Schedule of share options issued and exercisable at the closing market price of the common shares on the day prior to their grant

			December 31, 2025
			Weighted average
			exercise price
Expiration date	Total number	Total exercisable	$
2026	405,000	405,000	16.19
2027	1,132,000	1,132,000	8.08
2028	1,402,500	1,402,500	4.76
2029	2,881,250	906,250	3.06
2030	1,870,000	—	2.18
Ending balance	7,690,750	3,845,750	4.59

RSU
EQUITY
Schedule of RSUs and PSUs

	For the Year ended December 31, 2025		For the year ended December 31, 2024
		Weighted average		Weighted average
		share price		share price
	Number of RSUs	$	Number of RSUs	$
Opening balance	—	—	—	—
Granted	197,342	3.42	—	—
Ending balance	197,342	3.42	—	—
Vested - end of the year	—	—	—	—

PSU
EQUITY
Schedule of RSUs and PSUs

	For the Year ended December 31, 2025		For the year ended December 31, 2024
		Weighted average		Weighted average
		share price		share price
	Number of PSUs	$	Number of PSUs	$
Opening balance	—	—	—	—
Granted	394,658	3.42	—	—
Ending balance	394,658	3.42	—	—
Vested - end of the year	—	—	—	—